Note 19: Segment Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Schedule Of Segment Reporting Information By Segment [Text Block]
				Net Sales			Operating Profits
(Dollars in millions)				2012	2011	2010	2012	2011	2010
Otis				$12,056	$12,437	$11,579	$2,512	$2,815	$2,575
UTC Climate, Controls & Security				17,090	18,864	17,876	2,425	2,212	1,776
Pratt & Whitney				13,964	12,711	12,150	1,589	1,867	1,885
UTC Aerospace Systems				8,334	4,760	4,399	944	759	654
Sikorsky				6,791	7,355	6,684	712	840	716

Total segment				58,235	56,127	52,688	8,182	8,493	7,606
Eliminations and other				(527)	(373)	(413)	(72)	(228)	(331)
General corporate expenses				-	-	-	(426)	(419)	(377)

Consolidated				$57,708	$55,754	$52,275	$7,684	$7,846	$6,898

	Total Assets			Capital Expenditures			Depreciation & Amortization
(Dollars in millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Otis	$8,866	$8,717	$8,097	$141	$75	$55	$220	$223	$211
UTC Climate, Controls & Security	22,253	21,630	21,837	265	305	234	418	432	457
Pratt & Whitney	15,938	10,705	10,139	462	290	321	324	332	340
UTC Aerospace Systems	35,589	8,593	8,540	367	163	117	412	172	172
Sikorsky	4,975	4,628	4,521	94	92	108	85	84	83

Total segment	87,621	54,273	53,134	1,329	925	835	1,459	1,243	1,263
Eliminations and other	1,788	7,179	5,359	60	4	3	65	20	37

Consolidated	$89,409	$61,452	$58,493	$1,389	$929	$838	$1,524	$1,263	$1,300

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Text Block]
	External Net Sales			Operating Profits			Long-Lived Assets
(Dollars in millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
United States Operations	$32,175	$28,993	$27,547	$3,663	$4,264	$3,839	$4,311	$2,974	$3,013
International Operations
Europe	11,823	12,344	11,678	2,100	2,089	1,858	1,804	1,210	1,282
Asia Pacific	8,733	9,016	7,658	1,648	1,429	1,152	947	883	839
Other	4,964	5,376	5,369	772	711	757	1,122	760	804
Eliminations and other	13	25	23	(499)	(647)	(708)	334	374	342

Consolidated	$57,708	$55,754	$52,275	$7,684	$7,846	$6,898	$8,518	$6,201	$6,280

(Dollars in millions)	2012	2011	2010
Europe	$3,117	$2,284	$1,902
Asia Pacific	2,998	2,448	2,641
Other	3,086	2,989	2,559

	$9,201	$7,721	$7,102

Schedule Of Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries By Country [Text Block]
	External Net Sales			Operating Profits			Long-Lived Assets
(Dollars in millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
United States Operations	$32,175	$28,993	$27,547	$3,663	$4,264	$3,839	$4,311	$2,974	$3,013
International Operations
Europe	11,823	12,344	11,678	2,100	2,089	1,858	1,804	1,210	1,282
Asia Pacific	8,733	9,016	7,658	1,648	1,429	1,152	947	883	839
Other	4,964	5,376	5,369	772	711	757	1,122	760	804
Eliminations and other	13	25	23	(499)	(647)	(708)	334	374	342

Consolidated	$57,708	$55,754	$52,275	$7,684	$7,846	$6,898	$8,518	$6,201	$6,280

Schedule Of Revenue By Major Customers By Reporting Segments Table [Text Block]
(Dollars in millions)	2012	2011	2010
Pratt & Whitney	$3,718	$2,995	$3,339
UTC Aerospace Systems	1,742	1,021	1,115
Sikorsky	4,512	4,967	4,529
Other	126	125	151

	$10,098	$9,108	$9,134